Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows used in operating activities
Receipts from customers	$ 7,885,121	$ 8,771,325	$ 5,745,162
Payments to suppliers and employees	(19,312,399)	(20,453,567)	(13,802,170)
R&D tax incentive and other grants received	1,748,230	1,959,147	2,397,552
Net cash flows used in operating activities	(9,679,048)	(9,723,095)	(5,659,456)
Cash flows from/(used in) investing activities
Purchases of plant and equipment	(32,967)	(17,552)	(63,926)
Purchases of intangible assets			(32,868)
Interest received	147,867	191,803	36,256
Payment for purchase of business, net of cash acquired		(486,188)	(3,400,625)
Net cash flows from/(used in) investing activities	114,900	(311,937)	(3,461,163)
Cash flows from financing activities
Proceeds from the issue of shares	2,577,147	7,172,399
Proceeds from borrowings	601,000
Equity transaction costs		(916,060)	(10,474)
Principal elements of lease payments	(348,906)	(336,396)	(268,590)
Interest paid	(6,848)
Net cash flows from financing activities	2,822,393	5,919,943	(279,064)
Net (decrease)/ increase in cash and cash equivalents	(6,741,755)	(4,115,089)	(9,399,683)
Cash and cash equivalents at beginning of year	7,851,197	11,731,325	20,902,282
Net foreign exchange difference	(88,834)	234,961	228,726
Cash and cash equivalents at end of year	$ 1,020,608	$ 7,851,197	$ 11,731,325